Long-Term Debt - Additional Information (Detail) - USD ($)		1 Months Ended			9 Months Ended	12 Months Ended
	Aug. 12, 2015	Feb. 10, 2017	May 22, 2014	Sep. 30, 2013	Sep. 30, 2017	Dec. 31, 2016	May 02, 2015	Aug. 15, 2014	Apr. 16, 2013	Nov. 02, 2012	Aug. 31, 2012	Dec. 15, 2011
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity									$ 19,500,000
Proceeds from potential future securities offering unencumbered by Banks’ Liens							$ 1,000,000
Loan Sale Agreement, Aggregate payments Made		$ 5,000,000				$ 5,000,000
Loan Sale Agreement, Synthetic Equity Interest		10.00%				10.00%
Loan Sale Agreement Return Distribution Description						after Buyer's realization of 150% return on the Cash Purchase Price within five (5) years of the Closing Date, with payment being distributed 65.78947368% to TCB and 34.21052632% to IberiaBank, and (iii) at any time prior to February 10, 2022
Debt Instrument, Face Amount		$ 17,295,000
Restated Secured Note [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		16.00%
Debt Instrument, Face Amount		$ 4,500,000
Debt Instrument, Unamortized Discount		3,300,000
Debt Instrument, Fee Amount		100,000
Subsequent Event [Member]
Debt Instrument [Line Items]
Loan Sale Agreement, Aggregate payments Made		$ 5,000,000
Loan Sale Agreement, Synthetic Equity Interest		10.00%
Loan Sale Agreement Return Distribution Description		after Buyer's realization of 150% return on the Cash Purchase Price within five (5) years of the Closing Date, with payment being distributed 65.78947368% to TCB and 34.21052632% to IberiaBank, and (iii) at any time prior to February 10, 2022,
Debt Instrument, Face Amount		$ 17,295,000
Subsequent Event [Member] | Restated Secured Note [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		16.00%
Debt Instrument, Decrease, Forgiveness		$ 3,300,000
Debt Instrument, Face Amount		4,500,000
Debt Instrument, Unamortized Discount		$ 3,300,000
Debt Instrument, Maturity Date		Nov. 01, 2017
Debt Instrument, Fee Amount		$ 100,000
Pass Creek Resources LLC [Member] | Promissory Note Due on June 9 2017 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount					$ 105,806
First Amendment | Rantoul Partners
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity												$ 50,000,000
Second Amendment
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity											$ 7,000,000	$ 7,000,000
Second Amendment | Minimum
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage											3.75%	3.75%
Third Amendment
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity										$ 12,150,000
Fifth Amendment
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity				$ 100,000,000
Line of credit facility, current borrowing capacity				$ 38,000,000
Seventh Amendment | Series A Cumulative Redeemable Perpetual Preferred Stock
Debt Instrument [Line Items]
Preferred Stock, Dividend Rate, Percentage			10.00%
Preferred Stock Shares Issued			850,000
Eight Amendment | Minimum
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity								$ 38,000,000
Eight Amendment | Maximum
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity								$ 40,000,000
Tenth Amendment [Member]
Debt Instrument [Line Items]
Proceed From Sale To Outstanding Loan Balances	$ 1,300,000
Proceeds from Sale of Oil and Gas Property and Equipment	$ 1,500,000
Credit Agreement [Member]
Debt Instrument [Line Items]
Long-term Line of Credit						$ 0.00
Line of Credit | Federal Funds Rate
Debt Instrument [Line Items]
Debt instrument interest rate, margin					0.50%	0.50%
Line of Credit | Base Rate | Minimum
Debt Instrument [Line Items]
Debt instrument interest rate, margin					0.00%	0.00%
Line of Credit | Base Rate | Maximum
Debt Instrument [Line Items]
Debt instrument interest rate, margin					0.75%	0.75%
Line of Credit | Floating Rate | Minimum
Debt Instrument [Line Items]
Debt instrument interest rate, margin					2.25%	2.25%
Line of Credit | Floating Rate | Maximum
Debt Instrument [Line Items]
Debt instrument interest rate, margin					3.00%	3.00%
Line of Credit | Fifth Amendment | Federal Funds Rate
Debt Instrument [Line Items]
Debt instrument interest rate, margin				3.30%